RELATED PARTY TRANSACTIONS - Disclosure of Directors and Other Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Executive Leadership Team
Disclosure of transactions between related parties [line items]
Salary, wages and benefits/Fees earned and other remuneration	$ 3,410	$ 1,597
Share-based payments	1,772	1,198
Total compensation	5,182	2,795
Directors
Disclosure of transactions between related parties [line items]
Salary, wages and benefits/Fees earned and other remuneration	163	242
Share-based payments	570	423
Total compensation	$ 733	$ 665